NOTE 4 - RELATED PARTY	Sep. 30, 2023
September 30, 2023
NOTE 4 - RELATED PARTY

NOTE 4 – RELATED PARTY

For the months ended September 30, 2023 and December 31, 2022, the Company had expenses totaling $0 and $1,000 respectively, to an officer and director for salaries, which is included in general and administrative expenses on the accompanying consolidated statement of operations.

Note	Issuance Date	Maturity Date	Interest Rate	Original Principal Amount	Balance at September 30, 2023	Balance at December 31, 2022
Unsecured debt A	March 2019, March and June 2020	No due date	0%	$ 866	$ 866	$ 866
Unsecured debt H	September 1, 2023	January 1, 2024	10%	$ 82,500	$ 82,500	$ 866
Total notes payable				$ 83,366	$ 83,366	$ 866
Debt discount and deferred financing costs				-	-	-
Total notes payable, net				$ 83,366	$ 83,366	$ 866

Unsecured debt A:  On March 2, 2020, the Company received an unsecured loan of $200 from a shareholder. Additionally, during in March and June 2019, the Company received an additional loan of $666 from another shareholder.  Both of these notes are unsecured and do not have a payment due date at an interest rate of 0.00%.

Unsecured debt H:  On September 1, 2023, the Company received an unsecured line of credit in the principal of up to $82,500 with a loan origination fee in the amount of $7,500, which was amortized over the life of the line of credit.

The net proceeds from this line of credit were $75,000.  The loan is unsecured and is due for repayment on January 1, 2024.  Interest will accrue at an interest rate of 10% per annum on any unpaid principal amount.  If the Company defaults on the loan, the holder of the note can declare all or any portion of the unpaid balance with all accrued interest immediately due and payable. As of September 30, 2023, the outstanding principal balance of unsecured debt G totaled $75,000.

December 31, 2022
NOTE 4 - RELATED PARTY

NOTE 4 – RELATED PARTY

For the months ended December 31, 2022 and 2021, the Company had expenses totaling $1,000 and $65,000 respectively, to an officer and director for salaries, which is included in general and administrative expenses on the accompanying consolidated statement of operations.

As of December 31, 2022 and 2021, the Company had the following:

				Original	Balance at	Balance at
				Principal	December 31,	December 31,
Note	Issuance Date	Maturity Date	Interest Rate	Amount	2022	2021
Unsecured debt A	March 2019, March and June 2020	No due date	0%	$-	$866	$866
Total notes payable				$-	$866	$866
Debt discount and deferred financing costs				-	-	-
Total notes payable, net				$-	$866	$866

Unsecured debt A:  On March 2, 2020, the Company received an unsecured loan of $200 from a shareholder. Additionally, during March 2019 and June 2020, the Company received an additional loan of $666 from another shareholder.  Both of these notes are unsecured and do not have a payment due date at an interest rate of 0.00%.